LONG-LIVED ASSETS	12 Months Ended
Dec. 31, 2013
LONG-LIVED ASSETS [Abstract]
LONG-LIVED ASSETS

NOTE 4 – LONG-LIVED ASSETS

The following table summarizes the long-lived assets the Company had at December 31, 2013 and 2012:

	Useful	Year Ended December 31,
	Lives	2013	2012

Machinery and equipment	3-5 years	$33,503	$-
Less: accumulated depreciation		(2,230)	-
Property and equipment, net		$31,273	$-

The Company determined that the software developed by Net Ten Profits Inc. for military yearbooks was no longer an asset and the balance of $919 was written off during the year ended December 31, 2012.